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               [Dorsey & Whitney letterhead]




                                  BETHANY S. BRAND
                                  (612) 340-6319



                                  February 5, 1999

Securities and Exchange Commission                VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Fortis Tax-Free Portfolios, Inc.
          File Nos.:  002-78148 and 811-03498

Dear Sir or Madam:

          Pursuant to Rule 497(j), Tax-Free Portfolios, Inc. certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #24 filed February 1, 1999); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                                  Very truly yours,

                                                  /s/ Bethany S. Brand
                                                  Bethany S. Brand
cc:  Kathleen Prudhomme
     Rick Ertel